UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--28.4%
-------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--9.0%
Bank of the West:
3.485%, 10/3/05                                                      $   44,100,000     $   44,100,000
4.01%, 12/29/05                                                         144,000,000        144,000,000
-------------------------------------------------------------------------------------------------------
Citibank NA:
3.485%, 10/5/05                                                         100,000,000        100,000,000
3.625%, 10/28/05                                                         50,000,000         50,000,000
3.74%, 11/15/05                                                         135,000,000        135,000,000
3.745%, 11/16/05                                                         31,000,000         31,000,000
3.78%, 11/23/05                                                         175,000,000        175,000,000
3.805%, 11/28/05                                                        100,000,000        100,000,000
3.845%, 12/16/05                                                         73,500,000         73,500,000
-------------------------------------------------------------------------------------------------------
HSBC Bank USA, 3.445%, 11/23/05                                          50,000,000         49,967,490
-------------------------------------------------------------------------------------------------------
M & I Marshall & Ilsley Bank, 3.54%, 10/17/05                            33,000,000         32,999,689
-------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
3.70%, 11/1/05                                                           68,000,000         68,000,000
3.70%, 11/3/05                                                          150,000,000        150,000,000
3.71%, 11/2/05                                                           83,000,000         83,000,000
3.84%, 12/14/05                                                         115,000,000        115,000,000
-------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA:
3.69%, 10/24/05                                                         237,000,000        237,000,000
3.69%, 10/25/05                                                          75,000,000         75,000,000
3.69%, 10/26/05                                                          98,000,000         98,000,000
3.73%, 10/6/05                                                           88,000,000         87,999,751
                                                                                        --------------
                                                                                         1,849,566,930
-------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--19.4%
Barclays Bank plc, New York:
3.71%, 11/9/05                                                          132,500,000        132,500,000
3.745%, 11/16/05                                                         30,900,000         30,900,000
3.81%, 12/13/05                                                         100,000,000        100,000,000
3.825%, 12/14/05                                                        245,000,000        245,000,000
-------------------------------------------------------------------------------------------------------
BNP Paribas, New York:
3.52%, 10/13/05                                                         110,000,000        110,000,000
3.69%, 10/28/05                                                         100,000,000        100,000,000
3.77%, 11/23/05                                                         127,100,000        127,097,482
-------------------------------------------------------------------------------------------------------
Calyon, New York, 3.83%, 11/18/05                                       111,000,000        111,000,000
-------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
3.67%, 10/24/05                                                          69,000,000         69,000,000
3.76%, 11/18/05                                                         100,000,000        100,000,000
-------------------------------------------------------------------------------------------------------
Deutsche Bank, New York:
3.51%, 10/11/05                                                          80,000,000         80,000,000
3.513%, 10/12/05                                                        250,000,000        250,000,000
3.945%, 12/22/05                                                         70,000,000         70,000,000
3.95%, 12/21/05                                                          55,000,000         55,000,000
3.96%, 12/27/05                                                         100,000,000        100,000,000
-------------------------------------------------------------------------------------------------------
Dexia Credit Local, New York, 3.913%, 12/27/05                           50,000,000         49,994,266
-------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 3.635%, 11/1/05                            100,000,000        100,000,000
-------------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York:
3.65%, 11/2/05                                                          100,000,000        100,000,000
4.01%, 1/3/06                                                            45,000,000         45,000,000
-------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 3.775%, 11/21/05                         120,000,000        120,000,000
-------------------------------------------------------------------------------------------------------


1                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Royal Bank of Canada New York Branch, 3.62%, 10/28/05                $  100,000,000     $  100,000,000
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 3.655%, 11/4/05                        95,000,000         95,000,000
-------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
3.77%, 11/3/05                                                          140,000,000        140,000,000
3.81%, 11/3/05 1                                                        164,000,000        163,967,364
-------------------------------------------------------------------------------------------------------
Societe Generale, New York:
3.745%, 11/16/05                                                        169,000,000        169,000,000
3.783%, 11/23/05                                                        110,000,000        110,000,481
3.90%, 12/12/05                                                         165,000,000        165,000,000
-------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY:
3.57%, 10/5/05                                                           25,000,000         25,000,000
3.615%, 10/7/05                                                         150,000,000        150,000,000
3.70%, 11/30/05                                                          47,500,000         47,485,156
3.715%, 11/4/05                                                          60,000,000         60,000,281
-------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 3.47%, 11/30/05                         65,000,000         64,953,174
-------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
3.775%, 11/1/05                                                         146,000,000        145,999,950
3.785%, 11/7/05                                                         100,000,000        100,000,000
3.79%, 11/7/05                                                           83,000,000         83,000,000
3.795%, 11/9/05                                                         100,000,000        100,000,000
3.80%, 11/10/05                                                          68,500,000         68,500,000
3.895%, 12/9/05                                                          29,000,000         29,000,000
3.93%, 12/19/05                                                         100,000,000        100,000,000
                                                                                        ---------------
                                                                                         4,012,398,154
                                                                                        ---------------
Total Certificates of Deposit (Cost $5,861,965,084)                                      5,861,965,084
-------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--12.2%
-------------------------------------------------------------------------------------------------------
AB SPINTAB:
3.49%, 10/14/05                                                          48,000,000         47,939,507
3.54%, 10/20/05                                                          14,000,000         13,973,843
3.56%, 10/13/05                                                          54,000,000         53,935,920
3.68%, 10/7/05                                                           50,000,000         49,969,333
3.72%, 11/18/05                                                          15,100,000         15,025,104
3.79%, 12/14/05                                                          17,500,000         17,363,665
-------------------------------------------------------------------------------------------------------
Barclays US Funding Corp., 3.78%, 11/16/05                               31,400,000         31,248,338
-------------------------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 3.75%, 10/19/05                        94,000,000         93,823,750
-------------------------------------------------------------------------------------------------------
Danske Corp., Series A, 3.63%, 11/4/05                                   47,000,000         46,838,868
-------------------------------------------------------------------------------------------------------
Dexia Delaware LLC:
3.515%, 10/13/05 2                                                      132,330,000        132,174,953
3.515%, 10/14/05 2                                                       25,000,000         24,968,267
3.895%, 12/21/05 2                                                      107,400,000        106,458,773
-------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.57%, 10/27/05                                                          67,000,000         66,827,252
3.61%, 11/2/05                                                          100,000,000         99,679,111
3.71%, 11/7/05                                                           12,700,000         12,651,574
-------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
3.435%, 10/3/05                                                          75,000,000         74,985,688
3.69%, 11/10/05                                                          26,323,000         26,215,076
-------------------------------------------------------------------------------------------------------
National City Bank:
3.66%, 11/3/05                                                           50,000,000         50,000,227
3.66%, 11/4/05                                                           32,300,000         32,300,151
-------------------------------------------------------------------------------------------------------


2                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Nationwide Building Society:
3.49%, 10/12/05 2                                                    $   50,000,000     $   49,946,681
3.51%, 10/14/05 2                                                        70,000,000         69,911,275
3.56%, 10/25/05 2                                                        69,300,000         69,135,528
3.60%, 10/28/05 2                                                        42,400,000         42,285,520
3.715%, 11/17/05 2                                                       73,200,000         72,844,970
3.77%, 12/12/05 2                                                       100,000,000         99,246,000
-------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
3.53%, 10/12/05 2                                                        26,100,000         26,071,848
3.53%, 10/14/05 2                                                        22,700,000         22,671,064
3.68%, 10/27/05 2                                                        33,800,000         33,710,167
3.76%, 10/24/05 2                                                        21,500,000         21,418,377
-------------------------------------------------------------------------------------------------------
Societe Generale North America, 3.97%, 1/6/06                            40,000,000         39,572,122
-------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
3.62%, 10/13/05 2                                                        63,806,000         63,729,007
3.82%, 12/7/05 2                                                         50,000,000         49,644,528
-------------------------------------------------------------------------------------------------------
Standard Federal Bank:
3.48%, 10/3/05                                                           91,000,000         90,999,975
3.62%, 10/7/05                                                           50,000,000         50,000,000
3.73%, 11/10/05                                                         150,000,000        150,000,000
3.74%, 11/14/05                                                          63,000,000         63,000,000
-------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, Series S, 3.705%, 11/14/05                     38,638,000         38,463,034
-------------------------------------------------------------------------------------------------------
Swedbank AB, 3.46%, 10/6/05                                             135,000,000        134,935,125
-------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 3.515%, 10/14/05                             37,770,000         37,722,058
-------------------------------------------------------------------------------------------------------
Westpac Capital Corp.:
3.695%, 11/10/05                                                        150,000,000        149,384,167
3.795%, 12/15/05                                                         50,000,000         49,604,688
-------------------------------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd.:
3.515%, 10/11/05                                                         34,800,000         34,766,022
3.94%, 12/28/05                                                          64,857,000         64,232,355
                                                                                        ---------------
Total Direct Bank Obligations (Cost $2,519,673,911)                                      2,519,673,911
-------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--0.7%
-------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC
California LLC:
3.57%, 10/20/05                                                          60,000,000         59,886,950
3.67%, 10/18/05                                                          86,000,000         85,855,831
                                                                                        ---------------
Total Letters of Credit (Cost $145,742,781)                                                145,742,781
-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--58.8%
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.2%
Amsterdam Funding Corp., 3.69%, 10/26/05 2                               90,000,000         89,769,375
-------------------------------------------------------------------------------------------------------
Barton Capital Corp., 3.78%, 10/13/05 2                                   3,400,000          3,395,716
-------------------------------------------------------------------------------------------------------
Cable Beach LP, 3.576%, 10/14/05 2                                       75,000,000         74,903,150
-------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
3.63%, 10/3/05 2                                                        185,905,000        185,867,402
3.675%, 10/11/05 2                                                       34,000,000         33,965,292
3.70%, 10/26/05 2                                                        35,000,000         34,910,069
3.75%, 11/18/05 2                                                        20,000,000         19,900,000
3.76%, 10/17/05 2                                                        89,960,000         89,809,667


3                                                 Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
3.78%, 10/21/05 2                                                    $   49,900,000     $   49,795,210
3.87%, 11/21/05 2                                                        10,700,000         10,641,337
-------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
3.65%, 10/4/05 2                                                        110,417,000        110,383,415
3.66%, 10/7/05 2                                                        100,000,000         99,939,000
3.72%, 11/8/05 2                                                         27,159,000         27,052,356
-------------------------------------------------------------------------------------------------------
Eiffel Funding LLC:
3.66%, 10/7/05 2                                                         25,400,000         25,384,506
3.93%, 12/22/05 2                                                       180,400,000        178,785,119
-------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 3.68%, 10/28/05 2                                 41,174,000         41,060,360
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
3.52%, 10/5/05                                                           73,000,000         72,971,449
3.57%, 11/2/05                                                           26,000,000         25,917,493
3.83%, 12/16/05                                                         138,000,000        136,884,193
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 3.77%, 10/26/05                                    179,000,000        178,531,368
-------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
3.64%, 11/2/05 2                                                         30,000,000         29,902,933
3.64%, 11/3/05 2                                                         50,000,000         49,833,167
3.76%, 10/14/05 2                                                        36,000,000         35,951,120
3.78%, 10/13/05 2                                                        44,217,000         44,161,287
3.78%, 10/18/05 2                                                        34,443,000         34,381,519
3.78%, 10/19/05 2                                                        46,600,000         46,511,926
3.78%, 10/20/05 2                                                        19,632,000         19,592,834
3.78%, 10/21/05 2                                                        40,000,000         39,916,000
3.80%, 10/3/05 2                                                         15,309,000         15,305,768
-------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
3.54%, 10/17/05 2                                                        45,000,000         44,929,200
3.54%, 10/18/05 2                                                        60,000,000         59,899,700
3.57%, 10/24/05 2                                                        60,000,000         59,863,150
3.60%, 10/28/05 2                                                        40,000,000         39,892,000
3.70%, 10/27/05 2                                                        40,000,000         39,893,111
3.78%, 11/28/05 2                                                       170,000,000        168,964,700
-------------------------------------------------------------------------------------------------------
Grampian Funding LLC, 3.71%, 10/18/05 2                                  50,000,000         49,912,403
-------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
3.645%, 10/5/05 2                                                        75,000,000         74,969,625
3.645%, 10/6/05 2                                                       100,000,000         99,949,375
3.65%, 10/7/05 2                                                         85,000,000         84,948,292
-------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.66%, 10/5/05 2                                                         48,361,000         48,341,333
3.67%, 10/6/05 2                                                         70,906,000         70,871,729
3.74%, 11/7/05 2                                                        177,411,000        176,735,463
3.755%, 11/21/05 2                                                       76,193,000         75,787,685
3.77%, 10/11/05 2                                                        33,000,000         32,966,922
-------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
3.72%, 11/7/05 2                                                         33,991,000         33,861,041
3.77%, 11/17/05 2                                                        43,200,000         42,987,372
3.78%, 10/19/05 2                                                        20,128,000         20,089,958


4                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
3.79%, 10/17/05 2                                                    $  119,877,000     $  119,681,657
3.91%, 12/12/05 2                                                        33,298,000         33,037,610
-------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
3.57%, 10/6/05 2                                                         59,221,000         59,191,636
3.68%, 10/17/05 2                                                        30,333,000         30,283,389
-------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
3.54%, 10/3/05 2                                                         94,056,000         94,037,502
3.66%, 10/20/05 2                                                        80,000,000         79,845,467
3.72%, 11/14/05 2                                                        93,468,000         93,043,032
3.73%, 11/16/05 2                                                       140,000,000        139,332,744
3.81%, 11/3/05 2                                                         18,700,000         18,634,690
-------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 3.70%, 10/12/05 2                             63,722,000         63,649,959
-------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.69%, 10/12/05 2                           50,000,000         49,943,625
-------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
3.64%, 11/2/05 2                                                         73,000,000         72,763,804
3.71%, 11/7/05 2                                                         31,978,000         31,856,066
3.72%, 11/9/05 2                                                         72,390,000         72,098,268
3.78%, 10/19/05 2                                                        25,000,000         24,952,750
3.80%, 10/27/05 2                                                        52,000,000         51,857,289
-------------------------------------------------------------------------------------------------------
Windmill Funding Corp.:
3.69%, 10/20/05 2                                                        44,000,000         43,914,310
3.69%, 10/21/05 2                                                        37,186,000         37,109,975
3.69%, 10/26/05 2                                                        38,000,000         37,902,625
3.75%, 10/27/05 2                                                       165,000,000        164,554,569
-------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 3.62%, 10/12/05 2                                  34,359,000         34,320,995
                                                                                        ---------------
                                                                                         4,382,298,052
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of South Georgia LLP, Series 2003, 3.88%,
10/6/05 1                                                                11,600,000         11,600,000
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.1%
Banc of America Securities LLC, 3.90%, 10/3/05 1                        180,000,000        180,000,000
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.48%, 10/13/05                                                          90,000,000         89,895,600
3.55%, 10/17/05                                                           5,000,000          4,992,111
3.69%, 11/7/05                                                           88,000,000         87,666,260
3.69%, 11/9/05                                                          193,000,000        192,228,483
3.90%, 12/19/05                                                          45,750,000         45,358,456
-------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.635%, 11/4/05                                 40,000,000         39,862,678
-------------------------------------------------------------------------------------------------------
First Clearing LLC, 3.99%, 3/6/06 1                                     180,000,000        180,000,000
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
3.72%, 10/31/05 1,3                                                     180,000,000        180,000,000
3.72%, 10/31/05 1,3                                                      70,000,000         70,000,000
3.73%, 4/7/06 1,3                                                       160,000,000        160,000,000
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.125%, 12/15/05 1                               229,000,000        229,000,000
                                                                                        ---------------
                                                                                         1,459,003,588


5                                                 Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.8%
Bank of America Corp.:
3.54%, 10/19/05                                                      $  177,000,000     $  176,686,710
3.54%, 10/20/05                                                         100,000,000         99,813,167
3.75%, 11/22/05                                                         100,000,000         99,458,333
3.76%, 11/2/05                                                           80,000,000         79,732,622
-------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
3.615%, 10/27/05                                                        100,000,000         99,738,917
3.635%, 11/4/05                                                          95,000,000         94,673,860
3.705%, 11/14/05                                                        125,000,000        124,433,958
3.75%, 10/21/05                                                          75,000,000         74,843,750
-------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.:
3.74%, 10/20/05                                                          50,000,000         49,901,306
3.74%, 10/21/05                                                         250,000,000        249,480,556
-------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 3.80%, 12/16/05                                 45,000,000         44,639,000
                                                                                        ---------------
                                                                                         1,193,402,179
-------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.7%
American Express Credit Corp.:
3.59%, 10/5/05                                                          100,000,000         99,960,111
3.59%, 10/6/05                                                          100,000,000         99,950,139
3.59%, 10/7/05                                                           60,000,000         59,964,100
-------------------------------------------------------------------------------------------------------
American Express Credit Corp., Series B, 3.84%, 10/26/05 1               10,000,000         10,000,216
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 3.82%, 10/28/05                             92,000,000         91,736,420
                                                                                        ---------------
                                                                                           361,610,986
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
General Electric Capital Corp.:
3.58%, 10/26/05                                                          61,935,000         61,781,023
3.70%, 11/14/05                                                         135,000,000        134,389,500
-------------------------------------------------------------------------------------------------------
General Electric Capital Services:
3.515%, 10/14/05                                                        140,000,000        139,822,297
3.68%, 11/7/05                                                           27,000,000         26,897,880
3.77%, 11/28/05                                                         125,000,000        124,240,764
3.83%, 12/16/05                                                         200,000,000        198,382,889
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
3.53%, 10/19/05                                                         185,000,000        184,673,475
3.55%, 10/20/05                                                          85,000,000         84,840,743
3.69%, 11/10/05                                                          46,000,000         45,811,400
3.865%, 12/12/05                                                         10,000,000          9,922,700
-------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 3.685%, 11/4/05                                 117,500,000        117,091,067
                                                                                        ---------------
                                                                                         1,127,853,738
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp., 3.88%, 10/3/05 1                     15,300,000         15,300,000
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake Partners LP, Series 2003, 3.88%, 10/6/05 1            8,875,000          8,875,000
-------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
ING America Insurance Holdings, Inc.:
3.515%, 10/12/05                                                         31,675,000         31,640,980
3.515%, 10/13/05                                                         31,600,000         31,562,975
3.77%, 11/22/05                                                          23,000,000         22,874,752


6                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
3.77%, 11/25/05                                                      $   60,000,000     $   59,654,417
3.785%, 12/8/05                                                          68,500,000         68,010,263
3.785%, 12/12/05                                                         50,000,000         49,621,500
3.935%, 12/28/05                                                         50,000,000         49,519,056
-------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 3.808%, 10/17/05 1,3               50,000,000         50,000,000
-------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 3.70%, 10/1/05 1                    48,000,000         48,000,000
-------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 3.828%,
10/17/05 1,3                                                             69,400,000         69,400,000
-------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 3.723%, 10/1/05 1                  165,000,000        165,000,000
-------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 3.95%, 1/23/06 1                 115,000,000        115,000,000
-------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co.:
3.793%, 10/1/05 1,3                                                      50,000,000         50,000,000
3.793%, 11/17/05 1,3                                                     16,000,000         16,000,000
3.793%, 12/29/05 1,3                                                     15,000,000         15,000,000
                                                                                        ---------------
                                                                                           841,283,943
-------------------------------------------------------------------------------------------------------
LEASING & FACTORING--2.1%
American Honda Finance Corp., 3.645%, 12/6/05 1,4                        35,000,000         34,999,684
-------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
3.63%, 11/3/05 2                                                        100,000,000         99,667,250
3.86%, 12/5/05                                                          150,000,000        148,954,583
3.90%, 12/19/05                                                         108,000,000        107,075,700
3.90%, 12/20/05                                                          50,000,000         49,566,667
                                                                                        ---------------
                                                                                           440,263,884
-------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.1%
Blue Spice LLC, 3.65%, 10/7/05 2                                         40,000,000         39,975,667
-------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
3.45%, 10/5/05 2                                                         99,800,000         99,761,743
3.61%, 10/31/05 2                                                        19,800,000         19,740,435
3.658%, 11/8/05 1,4                                                     120,000,000        119,996,877
3.746%, 1/20/06 1,4                                                      90,000,000         89,991,789
3.78%, 11/15/05 2                                                        63,000,000         62,702,325
3.785%, 12/1/05 2                                                        24,500,000         24,342,870
-------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
3.58%, 10/27/05 2                                                        33,000,000         32,914,677
3.718%, 10/17/05 1,4                                                    150,000,000        149,998,038
3.718%, 12/15/05 1,4                                                    187,000,000        186,988,473
3.791%, 10/31/05 1,4                                                    175,000,000        174,995,708
3.94%, 12/22/05 2                                                        24,500,000         24,280,126
-------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
3.708%, 12/12/05 1,4                                                     50,000,000         49,999,019
3.769%, 1/18/06 1,4                                                      42,000,000         41,998,746
-------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 3.819%, 10/24/05 1                      156,500,000        156,500,000
-------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.58%, 10/24/05 2                                                        30,000,000         29,931,383
3.70%, 11/10/05 2                                                        85,000,000         84,650,556
3.718%, 12/14/05 1,4                                                     80,000,000         79,995,094
3.718%, 12/15/05 1,4                                                    100,000,000         99,994,063


7                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
3.718%, 12/15/05 1,4                                                 $  114,000,000     $   113,993,196
3.718%, 12/16/05 1,4                                                     80,000,000          79,994,989
3.718%, 2/15/06 1,4                                                      29,000,000          28,996,717
3.79%, 12/1/05 2                                                         25,000,000          24,839,451
--------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC:
3.68%, 10/14/05 4                                                        86,417,000          86,302,342
3.69%, 10/21/05 4                                                        77,407,000          77,248,316
--------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4%, 3/28/06 1               100,000,000         100,000,000
--------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, Series 2004-HM1A, Cl. A,
3.82%, 10/25/05 1                                                        51,935,678          51,935,263
--------------------------------------------------------------------------------------------------------
Wind Master Trust, Series 2005-I-1, 3.83%, 10/25/05 1,3                  70,235,000          70,235,000
--------------------------------------------------------------------------------------------------------
Wind Master Trust, Series 2005-J-2, 3.83%, 10/25/05 1,3                  80,370,000          80,370,000
                                                                                        ----------------
                                                                                          2,282,672,863
                                                                                        ----------------
Total Short-Term Notes (Cost $12,124,164,233)                                            12,124,164,233
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $20,651,546,009)                            100.1%     20,651,546,009
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)        (16,992,080)
                                                                     -----------------------------------
Net Assets                                                                    100.0%    $20,634,553,929
                                                                     ===================================

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,395,016,990, or 26.15% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $761,005,000, which represents 3.69% of the Trust's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,415,493,051 or 6.86% of the Trust's net assets as of September 30, 2005.


8                                                  Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


9                                                  Centennial Money Market Trust

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005